Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stock-Based Compensation
Schedule of assumptions used in estimation of fair value of the share-based payment awards on the grant date

	Nine Months Ended
	September 30,
	2017	2016
Risk-free interest rate	1.6%	1.0% - 1.2%
Volatility	70.2%	61.4% - 63.8%
Expected life (years)	4.0	4.0 - 5.0
Dividend yield	0%	0%

	Year Ended December 31,

Employee stock options:	2016	2015	2014
Risk-free interest rate	1% - 2.1%	0.6% -1.7%	1.3% - 1.7%
Volatility	61.4% - 65.0%	55.7% - 59.3%	53.7% - 57.5%
Expected life (years)	3.0 - 5.0	3.0 - 5.0	4.0 - 5.0
Dividend yield	0%	0%	0%

Summary of option and RSU activity under Amended and Restated 2000 Stock Option and Equity Incentive Plan and Amended and Restated 2010 Equity Incentive Plan

A summary of the option and RSU activity under the Company’s Amended and Restated 2010 Equity Incentive Plan (the Plan) is presented below (in thousands, except exercise price):

		Options outstanding
			Weighted
	Shares		Average
	Available	Number of	Exercise
	for Grant	Shares	Prices
Balance at January 1, 2017	114	522	$13.88
Additional shares authorized under the Plan	50	—	—
RSUs cancelled and returned to the Plan	5	—	—
Options granted	(1)	1	$2.36
Options cancelled and returned to the Plan	15	(15)	$6.94
Balance at March 31, 2017	183	508	$14.06
RSUs cancelled and returned to Plan	37	—	—
Options cancelled and returned to Plan	172	(172)	$10.20
Balance at June 30, 2017	392	336	$16.04
RSUs granted	(407)	—	—
RSUs cancelled and returned to Plan	8	—	—
Options cancelled and returned to Plan	88	(88)	$14.83
Balance at September 30, 2017	81	248	$16.47

A summary of option activity under the Plans is presented below (in thousands, except exercise price):

		Options outstanding
			Weighted
	Shares		Average
	Available	Number of	Exercise
	for Grant	Shares	Prices
Balance at January 1, 2014	42	672	$38.64
Additional shares authorized under the Amended 2010 Plan	200	—	—
Restricted stock units granted	(50)	—	—
Options granted	(17)	17	$35.34
Options cancelled and returned to Plan	49	(49)	$43.08
Options exercised	—	(41)	$30.64
Options expired	(48)	—	$43.20
Balance at December 31, 2014	176	599	$38.73
Additional shares authorized under the Amended 2010 Plan	50	—	—
Restricted stock units cancelled and returned to Plan	2	—	—
Options granted	(154)	154	$20.22
Options cancelled and returned to Plan	70	(70)	$35.23
Options exercised	—	(8)	$16.37
Options expired	(38)	—	$32.00
Balance at December 31, 2015	106	675	$35.14
Additional shares authorized under the Amended 2010 Plan	50	—	—
Restricted stock units granted	(144)	—	—
Restricted stock units cancelled and returned to Plan	7	—	—
Options granted	(384)	384	$6.96
Options cancelled and returned to Plan	479	(479)	$35.64
Options cancelled and expired	—	(58)	$44.80
Balance at December 31, 2016	114	522	$13.88

Summary of the inducement grant option activity

A summary of the inducement grant option activity is presented below (in thousands, except exercise price):

	Options Outstanding
		Weighted
		Average
	Number of	Exercise
	Shares	Prices
Balance at January 1, 2014	318	$44.23
Granted	41	$36.80
Exercised	(7)	$25.87
Expired	(129)	$55.75
Balance at December 31, 2014	223	$36.78
Exercised	(52)	$15.48
Expired	(7)	$31.79
Balance at December 31, 2015	164	$43.74
Cancelled	(164)	$43.74
Balance at December 31, 2016	—	$—

Summary of RSU activity under the Plans

A summary of RSU activity under the Plan is presented below (in thousands, except for fair value):

		Weighted
		Average
	Number of	Grant-Date
	Shares	Fair Value
Non-vested shares at January 1, 2017	148	$8.13
Vested	(54)	$11.64
Cancelled	(5)	$5.30
Non-vested shares at March 31, 2017	89	$6.16
Cancelled	(37)	$5.75
Non-vested shares at June 30, 2017	52	$6.46
Granted	407	$0.93
Vested	(66)	$0.95
Cancelled	(8)	$5.30
Non-vested shares at September 30, 2017	385	$1.58

A summary of restricted stock unit activity under the Plans is presented below (in thousands, except fair value):

		Weighted
		Average
	Number of	Grant-Date
	Shares	Fair Value
Non-vested shares at January 1, 2014	2	$44.60
Granted	50	$46.11
Vested	(13)	$45.83
Cancelled	—	$46.20
Non-vested shares at December 31, 2014	39	$46.11
Vested	(13)	$45.97
Cancelled	(2)	$46.20
Non-vested shares at December 31, 2015	24	$46.17
Granted	144	$5.30
Vested	(12)	$46.06
Cancelled	(8)	$15.67
Non-vested shares at December 31, 2016	148	$8.13

Summary of significant ranges of outstanding and exercisable options

The following table summarizes significant ranges of outstanding and exercisable options as of September 30, 2017 (in thousands, except contractual life and exercise price):

	Options Outstanding			Options Exercisable
		Weighted
		Average
		Remaining	Weighted		Weighted
		Contractual	Average		Average	Aggregate
	Number	Life	Exercise	Number	Exercise	Intrinsic
Range of Exercise Price	Outstanding	(in Years)	Price	Exercisable	Price	value
$2.36 - $7.19	19	6.44	$5.07	12	$5.30
$7.20 - $16.99	122	8.35	$7.20	49	$7.20
$17.00 - $20.49	4	3.79	$17.00	4	$17.00
$20.50 - $30.89	45	7.42	$20.50	39	$20.50
$30.90 - $41.89	41	0.61	$36.44	41	$33.41
$41.90 - $46.20	17	4.16	$44.01	17	$44.01
$2.36 - $46.20	248	6.40	$16.47	162	$21.34	$—
Vested and expected to vest	240	6.32	$16.77			$—
Exercisable	162	5.11	$21.34			$—

The following table summarizes significant ranges of outstanding and exercisable options as of December 31, 2016 (in thousands, except contractual life and exercise price):

	Options Outstanding			Options Exercisable
		Weighted
		Average
		Remaining	Weighted		Weighted
		Contractual	Average		Average	Aggregate
	Number	Life	Exercise	Number	Exercise	Intrinsic
Range of Exercise Price	Outstanding	(in Years)	Price	Exercisable	Price	value
$3.80 - $7.19	45	8.68	$5.12	8	$5.30
$7.20 - $16.99	325	9.39	$7.20	36	$7.20
$17.00 - $30.99	84	6.33	$22.39	66	$22.92
$31-00 - $54.29	58	2.72	$38.41	57	$38.32
$54.30 - $61.09	6	0.50	$54.30	6	$54.30
$61.10 - $61.10	4	0.32	$61.10	4	$61.10
$3.80 - $61.10	522	7.82	$13.88	177	$25.83	$—
Vested and expected to vest	522	7.82	$14.34			$—
Exercisable	177	5.38	$25.83			$—